COMMON STOCK (Details Narrative) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Common Stock Details Narrative Abstract
Common Stock, Shares Outstanding	10,204,000		9,000,000	10,204,000	9,000,000
Common Stock, Shares Authorized	50,000,000		50,000,000	50,000,000	50,000,000
Common Stock, Shares Issued	10,204,000		9,000,000	10,204,000	9,000,000
Common stock issued as consideration value, price per share	$ 0.025			$ 0.025	$ 0.001
Shareholder contribution	$ 9,450	$ 9,450	$ 22,050	$ 37,800